Other Expenses/(Income), Net (Tables)	12 Months Ended
Mar. 31, 2023
Other (Income) Expenses, Net [Abstract]
Schedule of other expenses/(income), net
	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Exchange losses (gains)	3,703	2,316	(3,179)
Provision for doubtful accounts, net	(836)	3,406	-
Impairment of intangible asset	-	348	-
Government grants	(1,289)	(2,851)	(594)
Loss on equity method investment	833
Others	464	109	79
Total	2,875	3,328	(3,694)